Share-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended				1 Months Ended							1 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended					1 Months Ended			1 Months Ended					1 Months Ended							1 Months Ended					1 Months Ended
	Nov. 30, 2012	Nov. 12, 2012	May 20, 2011	May 30, 2011	Nov. 30, 2010	Nov. 19, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 18, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Jan. 18, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Feb. 17, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Feb. 17, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Nov. 19, 2010 2010 Stock Incentive Plan	May 01, 2012 2012 Stock Incentive Plan	Dec. 05, 2006 Scheme III	Dec. 31, 2012 Scheme III	Dec. 05, 2006 Scheme III Before Modification	Dec. 05, 2006 Scheme III After Modification	Dec. 05, 2006 Scheme III Officer Installment	Dec. 05, 2006 Scheme III Officer Vesting Stock Awards	Jul. 31, 2010 Scheme III Officer Performance Awards	Dec. 05, 2006 Scheme III Officer Performance Awards	Dec. 05, 2006 Scheme III Employee And Director Stock Option Installment	Dec. 31, 2005 2005 Stock Incentive Plan	Sep. 13, 2007 Stock Incentive Plan 2008	Sep. 22, 2006 Scheme II Installment	Dec. 31, 2012 Scheme II	Sep. 22, 2006 Scheme II Before Modification	Sep. 22, 2006 Scheme II After Modification	Oct. 05, 2008 Scheme V Installment	Oct. 05, 2008 Scheme V Before Modification	Oct. 05, 2008 Scheme V After Modification	Jun. 02, 2009 Scheme VI Installment	Jun. 02, 2009 Scheme VI Before Modification	Jun. 02, 2009 Scheme VI After Modification	Nov. 15, 2010 Scheme VIII	Nov. 15, 2010 Scheme VIII Minimum	Nov. 15, 2010 Scheme VIII Maximum	Nov. 15, 2010 Scheme VIII Before Modification	Nov. 15, 2010 Scheme VIII After Modification	Nov. 19, 2010 Scheme IX Installment	Nov. 19, 2010 Scheme IX Before Modification	Nov. 19, 2010 Scheme IX After Modification	May 16, 2011 Scheme X	May 16, 2011 Scheme X Minimum	May 16, 2011 Scheme X Maximum	May 16, 2011 Scheme X Before Modification	May 16, 2011 Scheme X After Modification	May 16, 2011 Scheme X Type I Installment	May 16, 2011 Scheme X Type II	Sep. 30, 2011 Scheme XI Installment	Sep. 30, 2011 Scheme XI Minimum	Sep. 30, 2011 Scheme XI Maximum	Sep. 30, 2011 Scheme XI Before Modification	Sep. 30, 2011 Scheme XI After Modification	Nov. 19, 2011 Scheme XII Installment	Nov. 19, 2011 Scheme XII Minimum	Nov. 19, 2011 Scheme XII Maximum	Nov. 19, 2011 Scheme XII Before Modification	Nov. 19, 2011 Scheme XII After Modification	May 15, 2007 Options granted to an independent director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																3,600,000	1,200,000										4,444,440	1,200,000
Reduction in per share exercise price of all Adjusted Options		$ 2.3	$ 0.56			$ 2.00
Special cash dividend declared, per share amount	$ 2.3	$ 2.3	$ 0.56	$ 0.56	$ 2.00	$ 2.00
Per share exercise price of all Adjusted Options after reduction			$ 0.01			$ 0.01
Option exercise price per share										$ 0.17		$ 0.17	$ 0.17		$ 0.17					$ 4.172	$ 0.01										$ 1.771	$ 0.01		$ 7.89	$ 3.03		$ 9.09	$ 4.23				$ 6.96	$ 2.10		$ 6.90	$ 2.04				$ 4.90	$ 2.04						$ 4.34	$ 2.04				$ 4.34	$ 2.04
Option expiration date												Jan. 17, 2022			Feb. 16, 2022			Dec. 04, 2016											Sep. 21, 2016				Oct. 04, 2018			Jun. 01, 2019			Nov. 14, 2020					Nov. 19, 2020			May 15, 2021							Sep. 29, 2021					Nov. 18, 2021
Number of options granted								2,600,000			551,000	551,000		520,000	520,000			620,212				352,000	320,000		32,000	268,212			543,674				406,776			357,548			50,000					1,000,000			1,600,000					1,457,000	143,000	700,000					300,000					40,000
Percentage of options to be vested on first anniversary of grant date																						25.00%				25.00%			25.00%				25.00%			25.00%								25.00%								25.00%		25.00%					25.00%
Percentage of options to be vested on installment basis																						75.00%				75.00%			75.00%				75.00%			75.00%								75.00%								75.00%		75.00%					75.00%
Option vesting on installment basis, number of installments																						36				36			36				36			36								36								36		36					36
Options forfeited							41,933																	32,000
Fair value of option at grant date								$ 2.66	$ 3.61	$ 0.23			$ 0.31					$ 1.67											$ 2.38				$ 4.24			$ 3.83				$ 2.93	$ 2.95			$ 3.16				$ 3.11	$ 3.42						$ 1.57	$ 1.65				$ 1.54	$ 1.62
Aggregate intrinsic value of options outstanding							$ 35,000												$ 1.67											$ 1.67
Aggregate intrinsic value of options vested							35,000
Aggregate intrinsic value of options exercisable							35,000
Total intrinsic value of options exercised							199,000	288,000	5,116,000
Share based compensation expense							2,614,000	5,562,000	1,478,000		52,000			59,000
Unrecognized compensation expense related to unvested share options							1,457,000				64,000			85,000
Unrecognized compensation costs related to unvested share options, weighted-average recognition periods							1 year 2 months 12 days				1 year 6 months 29 days			1 year 7 months 6 days
Fair value of options vested							$ 3,437,000	$ 3,277,000	$ 1,653,000
Share option plan expiration term												10 years			10 years
Vesting period of options after the grant date											48 months			4 years